Investment Objectives and Goals - ETFB Green SRI REITs ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ETFB Green SRI REITs ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETFB Green SRI REITs ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”).